Loan Servicing (Activity for Mortgage Servicing Rights and Related Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Servicing rights, net of valuation allowance:
Beginning of year	$ 29	$ 37	$ 57
Amortized to expense	(9)	(9)	(23)
Change in valuation allowance		1	3
End of year	20	29	37
Valuation allowance:
Beginning of year	1	2	5
Reductions credited to operations		(1)	(3)
End of year	$ 1	$ 1	$ 2